SCHEDULE OF PRO FORMA INFORMATION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Subsequent Events
Total revenues	$ 7,915
Net loss attributable to A2Z’s shareholders	$ 37,698